Income Tax (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes

Income before income taxes consisted of the following:

	For the Years Ended June 30,
	2026	2025	2024
Australia	$29,999,252	$35,541,080	$33,209,940
United States	$1,700,584	$2,633,329	$1,429,531
International	1,015,499	(5,081,506)	(1,418,588)
Income before income taxes	$32,715,335	$33,092,903	$33,220,883

Schedule of Income Taxes

Income taxes consisted of the following:

	For the Years Ended June 30,
	2026	2025	2024
Current tax expense:
Australia	$9,838,977	$9,041,824	$10,426,377
U.S. federal	212,784	(57,913)	90,977
U.S. state and local	—	—	—
International	763,881	349,608	(313,450)
	$10,815,642	$9,333,519	$10,203,904

Deferred tax expense (benefit)
Australia	$(1,537,035)	$774,742	$(349,124)
U.S. federal	(258,894)	(138,222)	(200,517)
International	517,788	—	220,446
	(1,278,141)	636,520	(329,195)
Total tax expense	$9,537,501	$9,970,039	$9,874,709

Schedule of Reconciliation of Income Tax Expense

A reconciliation of income tax expense at the Australian statutory tax rate to income tax expense is as follows:

	For the Years Ended June 30,
	2026		2025		2024

Profit before income tax	$32,715,335		$33,092,903		$33,220,883
Tax expense at the Australian statutory rate of 30%	9,814,601	30%	9,927,871	30%	9,966,265	30%
Effects of:
Foreign tax	(864,587)	-3%	(143,989)	0%	(78,333)	-1%
Different tax rates on overseas income	2,522,130	7%	2,798,616	9%	3,113,498	9%
Foreign currency translation of foreign operations	(3,386,717)	-10%	(2,942,605)	-9%	(3,191,831)	-10%
State and local	-	0%	4,640	0%	18,931	0%
State and local income tax, net of federal benefit	-	0%	4,640	0%	18,931	0%
Effects of Cross-border tax laws — (CFC attributable income)	43,648	0%	3,186	0%	33,209	0%
Tax credits - Research and development credits and other deductions	(346,288)	-1%	(54,696)	0%	(142,744)	0%
Changes in valuation allowance — Tax losses not recognized	148,042	0%	130,539	0%	573,224	2%
Nontaxable or nondeductible items	287,620	1%	395,207	1%	509,312	2%
Share-based payments	243,680	1%	307,648	1%	20,691	0%
Other nondeductible expenses	43,940	0%	87,559	0%	168,824	1%
Taxable implied interest income	-	0%	-	0%	319,797	1%
Effects of changes in Tax Laws and Rates on DTA & DTL	254,181	1%	(714,514)	-2%	(677,055)	-2%
Other — Changes in prior year accruals — (over)/under provision in respect of prior years	200,284	1%	421,795	1%	(328,100)	-1%
Total income tax expense	9,537,501	29%	9,970,039	30%	9,874,709	30%

Schedule of Components of Deferred Income Tax Assets and Liabilities

Significant components of the Company’s deferred income tax assets and liabilities as of June 30, 2026 and 2025 are as follows:

	At June 30,
	2026	2025
Deferred tax assets (U.S.):
U.S. federal research and development tax credit carryforward	$465,581	$734,173
Accrued expenses	52,840	56,346
Provisions	43,007	29,803
Total deferred tax assets (U.S.)	$561,428	$820,322

	At June 30,
	2026	2025
Deferred tax assets (foreign):
Carryforward tax losses	2,408,124	2,331,044
Intangibles	509,405	371,410
Provisions	146,013	104,941
Accrued Expenses	70,267	52,180
Lease liabilities	9,456	28,898
Valuation allowance	(2,408,124)	(2,331,044)
	735,141	557,429

Deferred tax liabilities (foreign):
Unrealized gains/loss on loans to subsidiaries	(1,538,384)	(2,736,709)
Right-of-use assets	(17,755)	(44,893)
Accrued income	—	—
	(1,556,139)	(2,781,602)
Net deferred tax liability (foreign)	$(820,998)	$(2,224,173)